Significant Components of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	May 31, 2017	May 31, 2016
Deferred income tax assets related to:
Inventories	$ 14,207	$ 12,894
Allowance for losses	9,148	11,014
Bankruptcy note liability	37,850	118,551
Accrued compensation and benefits	26,277	22,920
Accrued other expenses	21,935	20,310
Other long-term liabilities	19,947	18,482
Net operating loss and credit carryforwards	89,977	66,438
Net unrealized loss on securities	24,300	27,540
Pension and other postretirement benefits	68,352	111,875
Total Deferred Income Tax Assets	311,993	410,024
Less: valuation allowances	(63,686)	(60,103)
Net Deferred Income Tax Assets	248,307	349,921
Deferred income tax (liabilities) related to:
Depreciation	(81,965)	(64,506)
Pension and other postretirement benefits		(17,975)
Amortization of intangibles	(149,546)	(198,940)
Unremitted foreign earnings	(94,430)	(98,520)
Total Deferred Income Tax (Liabilities)	(325,941)	(379,941)
Deferred Income Tax Assets (Liabilities), Net	$ (77,634)	$ (30,020)